Supplemental Guarantor Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Supplemental Guarantor Condensed Consolidating Financial Statements [Abstract]
Supplemental Guarantor Condensed Consolidating Financial Statements
15.	Supplemental Guarantor Unaudited Condensed Consolidating Financial Statements

Satmex offered $325.0 million in aggregate principal amount of Senior Secured Notes as part of its Plan discussed in Note 2. Satmex exchanged the Senior Secured Notes for $325.0 million of registered 9.5% Senior Secured Notes due 2017 (the “Exchange Notes”). The Exchange Notes are guaranteed by all of Satmex’s U.S. domiciled subsidiaries existing on the issue date (which as of the date of these financial statements includes Alterna’TV Corp. and Alterna’TV Int. (the “Guarantors”)). Future guarantor subsidiaries are contemplated in the offering. The guarantees are full and unconditional and are joint and several obligations of the guarantors and are secured by first priority liens on the collateral securing the notes, subject to certain permitted liens.

Satmex’s investments in subsidiaries in the accompanying guarantor information are accounted for under the equity method, representing acquisition cost adjusted for Satmex’s share of the subsidiary’s cumulative results of operations capital contributions and distributions and other equity changes. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions.

The following tables have been prepared in accordance with Regulation S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered, in order to present the (i) unaudited condensed consolidating balance sheet as of March 31, 2012 (Successor registrant), (ii) unaudited condensed consolidating statements of operations and of cash flows for the three months ended March 31, 2012 and 2011 of Satmex, which is the issuer of the Senior Secured Notes, the Guarantors (which are combined for this purpose), the Non-Guarantors, and the elimination entries necessary to consolidate the issuer with the Guarantor and Non-Guarantor subsidiaries.

Unaudited Condensed Consolidating Balance Sheet

As of March 31, 2012

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations and reclassifications	Consolidated
Assets
Current assets:
Cash and cash equivalents	$61,987	$1,454	$14,186	$—	$77,627
Accounts receivable and others, net	13,555	3,189	6,093	(5,592)	17,245
Inventories, net	—	—	393	—	393
Prepaid insurance and other assets	5,653	94	355	—	6,102
Deferred income taxes	—	—	680	(680)	—

Total current assets	81,195	4,737	21,707	(6,272)	101,367
Satellites and equipment, net	459,060	91	2,137	—	461,288
Concessions, net	40,424	—	3,756	—	44,180
Due from related parties	5,003	—	817	(5,820)	—
Intangible assets	52,296	2,754	1,039	—	56,089
Investment in subsidiaries	18,621	—	—	(18,621)	—
Deferred financing cost	12,903	—	—	—	12,903

Guarantee deposits and other assets	755	13	21	—	789

Deferred income taxes	—	720	—	(720)	—

Total	$670,257	$8,315	$29,477	$(31,433)	$676,616

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable and accrued expenses	$25,263	$3,364	$4,772	$(5,592)	$27,807
Deferred revenue	1,361	—	—	—	1,361
Deferred income taxes	—	—	279	—	279

Total current liabilities	26,624	3,364	5,051	(5,592)	29,447
Debt obligations	325,000	—	—	—	325,000
Deferred revenue	33,460	—	—	—	33,460
Guarantee deposits and accrued expenses	3,546	5,021	—	(5,820)	2,747
Labor obligations	—	—	936	—	936

Deferred income taxes	25,123	—	1,176	(1,400)	24,899

Total liabilities	413,753	8,385	7,163	(12,812)	416,489
Shareholders’ equity:
Paid-in capital	275,662	(1,173)	21,481	(20,308)	275,662
(Accumulated deficit) retained earnings	(19,158)	1,103	833	(1,936)	(19,158)
Noncontrolling interest	—	—	—	3,623	3,623

Total shareholders’ equity	256,504	(70)	22,314	(18,621)	260,127

Total	$670,257	$8,315	$29,477	$(31,433)	$676,616

Unaudited Condensed Consolidating Statements of Operations

For the three months ended March 31, 2012

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations and consolidating adjustments	Consolidated
Revenues:
Satellite services	$27,429	$—	$—	$(1,602)	$25,827
Broadband satellite services	—	—	2,326	(6)	2,320
Programming distribution services	—	3,690	—	—	3,690
Services companies	—	—	3,406	(3,406)	—

	27,429	3,690	5,732	(5,014)	31,837

Cost of satellite services	2,244	—	995	(1,125)	2,114
Cost of broadband satellite services	—	—	1,706	(1,285)	421
Cost of programming distribution services	—	2,165	—	(317)	1,848
Selling and administrative expenses	3,830	400	2,717	(2,287)	4,660
Depreciation and amortization	16,834	221	203	—	17,258

	22,908	2,786	5,621	(5,014)	26,301

Operating income	4,521	904	111	—	5,536

Interest expense - net and other	(727)	(40)	882	(1,933)	(1,818)

Income before income tax	3,794	864	993	(1,933)	3,718

Income tax expense (benefit)	4,070	(35)	(153)	—	3,882

Net (loss) income	(276)	899	1,146	(1,933)	(164)

Less: Net income attributable to noncontrolling interest	—	—	—	112	112

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(276)	$899	$1,146	$(2,045)	$(276)

Unaudited Condensed Consolidating Statements of Cash Flows

For the three months ended March 31, 2012

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities	$23,723	$465	$1,368	$—	$25,556

Cash flows from investing activities:
Construction in progress- satellites	(26,963)	—	—	—	(26,963)
Acquisition of equipment	(166)	—	(51)	—	(217)

Net cash used in investing activities	(27,129)	—	(51)	—	(27,180)

Cash and cash equivalents:
Net (decrease) increase for the period	(3,406)	465	1,317	—	(1,624)
Beginning of period	65,393	989	12,869	—	79,251

End of period	$61,987	$1,454	$14,186	$—	$77,627

19.	Supplemental Guarantor Condensed Consolidating Financial Statements

Satmex offered $325,000 in aggregate principal amount of Senior Secured Notes as part of its Plan discussed in Note 2. Satmex exchanged the Senior Secured Notes for $325.0 million of registered 9.5% Senior Secured Notes due 2017 (the “Exchange Notes”). The Exchange Notes are guaranteed by all of Satmex’s U.S. domiciled subsidiaries existing on the issue date (which as of the date of these financial statements includes Alterna’TV Corp. and Alterna’TV Int. (the “Guarantors”)). Future guarantor subsidiaries are contemplated in the offering. The guarantees are full and unconditional and are joint and several obligations of the guarantors and are secured by first priority liens on the collateral securing the notes, subject to certain permitted liens.

Satmex’s investments in subsidiaries in the accompanying guarantor information are accounted for under the equity method, representing acquisition cost adjusted for Satmex’s share of the subsidiary’s cumulative results of operations capital contributions and distributions and other equity changes. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions.

The following tables have been prepared in accordance with Regulation S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered, in order to present the (i) condensed consolidating balance sheets as of December 31, 2011 (Successor registrant) and December 31, 2010 (Predecessor Registrant), (ii) condensed consolidating statements of operations and condensed statements of cash flows for the periods from (a) May 26, 2011 through December 31, 2011 (Successor registrant) and (b) from January 1, 2011 through May 25, 2011 and for the years ended December 31, 2010 and 2009 (Predecessor Registrant) of Satmex, which is the issuer of the Senior Secured Notes, the Guarantors (which are combined for this purpose), the Non-Guarantors, and the elimination entries necessary to consolidate the issuer with the Guarantor and Non-Guarantor subsidiaries.

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Balance Sheets

As of December 31, 2011

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations and reclassifications	Consolidated
Assets
Current assets:
Cash and cash equivalents	$65,393	$989	$12,869	$—	$79,251
Accounts receivable and others, net	8,503	2,253	6,366	(4,464)	12,658
Inventories, net	—	—	489	—	489
Prepaid insurance and deferred financing cost	6,592	21	74	—	6,687
Deferred income taxes	—	—	386	(386)	—

Total current assets	80,488	3,263	20,184	(4,850)	99,085
Satellites and equipment, net	440,697	95	2,223	—	443,015
Concessions, net	40,819	—	3,809	—	44,628
Due from related parties	5,023	—	778	(5,801)	—
Intangible assets and other assets	60,480	2,985	1,073	—	64,538
Investment in subsidiaries	16,688	—	—	(16,688)	—
Deferred financing cost	13,677	—	—	—	13,677
Deferred income taxes	—	685	—	(685)	—

Total	$657,872	$7,028	$28,067	$(28,024)	$664,943

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable, accrued expenses and other	$17,557	$2,974	$4,611	$(4,464)	$20,678
Deferred income taxes	1,757	—	119	(386)	1,490

Total current liabilities	19,314	2,974	4,730	(4,850)	22,168
Debt obligations	325,000	—	—	—	325,000
Other long-term liabilities	37,482	5,023	891	(5,801)	37,595
Deferred income taxes	19,296	—	1,278	(685)	19,889

Total liabilities	401,092	7,997	6,899	(11,336)	404,652
Shareholders’ equity:
Paid-in capital	275,662	(1,173)	21,481	(20,308)	275,662
(Accumulated deficit) retained earnings	(18,882)	204	(313)	109	(18,882)
Noncontrolling interest	—	—	—	3,511	3,511

Total shareholders’ equity	256,780	(969)	21,168	(16,688)	260,291

Total	$657,872	$7,028	$28,067	$(28,024)	$664,943

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Balance Sheets

As of December 31, 2010

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations and reclassifications	Consolidated
Assets

Current assets:
Cash and cash equivalents	$25,000	$40,469	$10,243	$—	$75,712
Accounts receivable and other	9,066	2,368	7,102	(4,570)	13,966
Inventories, net	—	—	494	—	494
Prepaid insurance	4,792	42	77	—	4,911

Total current assets	38,858	42,879	17,916	(4,570)	95,083

Satellites and equipment, net	302,640	—	2,518	(40,000)	265,158
Concessions, net	36,336	—	1,849	—	38,185
Due from related parties	5,885	—	820	(6,705)	—
Intangible assets and other assets	7,110	5,510	902	(5,493)	8,029
Investment in subsidiaries	15,530	—	—	(15,530)	—
Goodwill	32,502	—	1,327	(1,327)	32,502

Total	$438,861	$48,389	$25,332	$(73,625)	$438,957

Liabilities and Shareholders’ Deficit
Current liabilities:
Short-term portion of debt obligations	$238,237	$—	$—	$—	$238,237
Accounts payable, accrued expenses and other	17,446	42,335	3,645	(44,570)	18,856
Deferred income taxes	—	—	325	—	325

Total current liabilities	255,683	42,335	3,970	(44,570)	257,418

Debt obligations	197,873	—	—	—	197,873
Other long-term liabilities	64,163	5,885	943	(6,705)	64,286
Deferred income taxes	4,813	—	600	—	5,413

Total liabilities	522,532	48,220	5,513	(51,275)	524,990

Shareholders’ deficit:
Paid-in capital	46,764	100	16,447	(16,547)	46,764
(Accumulated deficit) retained earnings	(130,435)	69	3,372	(9,326)	(136,320)
Noncontrolling interest	—	—	—	3,523	3,523

Total shareholders’ equity (deficit)	(83,671)	169	19,819	(22,350)	(86,033)

Total	$438,861	$48,389	$25,332	$(73,625)	$438,957

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the period from May 26, 2011 through December 31, 2011

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations and consolidating adjustments	Consolidated
Revenues:
Satellite services	$63,505	$—	$—	$(3,791)	$59,714
Broadband satellite services	—	—	7,448	(15)	7,433
Programming distribution services	1,063	6,513	—	(13)	7,563
Services companies	—	—	9,050	(9,050)	—

	64,568	6,513	16,498	(12,869)	74,710

Cost of satellite services	6,533	—	2,549	(2,891)	6,191
Cost of broadband satellite services	—	—	4,432	(3,044)	1,388
Cost of programming distribution services	636	4,489	—	(732)	4,393
Selling and administrative expenses	10,465	1,332	7,030	(6,035)	12,792
Depreciation and amortization	45,110	714	723	—	46,547

	62,744	6,535	14,734	(12,702)	71,311

Operating income	1,824	(22)	1,764	(167)	3,399

Interest expense - net and other	(9,059)	(121)	(1,244)	301	(10,123)

(Loss) income before income tax	(7,235)	(143)	520	134	(6,724)

Income tax expense (benefit)	11,647	(347)	833	—	12,133

Net (loss) income	(18,882)	204	(313)	134	(18,857)

Less: Net income attributable to noncontrolling interest	—	—	—	25	25

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(18,882)	$204	$(313)	$109	$(18,882)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the period from January 1, 2011 through May 25, 2011

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations and consolidating adjustments	Consolidated

Revenues:
Satellite services	$46,577	$—	$—	$(2,843)	$43,734
Broadband satellite services	—	—	5,198	(8)	5,190
Programming distribution services	761	4,040	—	(15)	4,786
Services companies	—	—	12,739	(12,739)	—

	47,338	4,040	17,937	(15,605)	53,710

Cost of satellite services	4,586	—	1,960	(2,145)	4,401
Cost of broadband satellite services	—	—	2,839	(2,154)	685
Cost of programming distribution services	454	2,875	—	(704)	2,625
Selling and administrative expenses	5,535	595	12,186	(10,602)	7,714
Depreciation and amortization	16,682	167	398	(167)	17,080
Restructuring expenses	28,766	—	—	—	28,766

	56,023	3,637	17,383	(15,772)	61,271

Operating income	(8,685)	403	554	167	(7,561)

Interest expense, net and other	17,761	93	(473)	1,619	19,000

(Loss) income before income tax	(26,446)	310	1,027	(1,452)	(26,561)

Income tax expense	2,317	1	(119)	—	2,199

Net (loss) income	(28,763)	309	1,146	(1,452)	(28,760)

Less: Net income attributable to noncontrolling interest	—	—	—	3	3

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(28,763)	$309	$1,146	$(1,455)	$(28,763)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the year ended December 31, 2010

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations and consolidating adjustments	Consolidated
Revenues:
Satellite services	$112,666	$—	$—	$(6,885)	$105,781
Broadband satellite services	—	—	12,924	(14)	12,910
Programming distribution services	1,935	8,223	—	(87)	10,071
Services companies	—	—	13,957	(13,957)	—

	114,601	8,223	26,881	(20,943)	128,762

Cost of satellite services	11,697	—	4,454	(4,746)	11,405
Cost of broadband satellite services	—	—	7,988	(5,167)	2,821
Cost of programming distribution services	1,117	6,075	—	(1,805)	5,387
Selling and administrative expenses	13,679	1,483	11,103	(9,225)	17,040
Depreciation and amortization	42,501	392	901	(392)	43,402
Restructuring expenses	16,443	—	—	—	16,443
Gain on sale of programming agreements	(5,885)	—	—	5,885	—

	79,552	7,950	24,446	(15,450)	96,498

Operating income	35,049	273	2,435	(5,493)	32,264

Interest expense, net and other	(43,222)	(176)	333	(2,308)	(45,373)

(Loss) income before income tax	(8,173)	97	2,768	(7,801)	(13,109)

Income tax expense	274	—	505	—	779

Net (loss) income	(8,447)	97	2,263	(7,801)	(13,888)

Less: Net income attributable to noncontrolling interest	—	—	—	444	444

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(8,447)	$97	$2,263	$(8,245)	$(14,332)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the year ended December 31, 2009

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations and consolidating adjustments	Consolidated
Revenues:
Satellite services	$107,183	$—	$—	$(5,122)	$102,061
Broadband satellite services	—	—	12,396	(12)	12,384
Programming distribution services	10,594	—	—	—	10,594
Services companies	—	—	13,172	(13,172)	—

	117,777	—	25,568	(18,306)	125,039

Cost of satellite services	13,069	—	4,293	(4,478)	12,884
Cost of broadband satellite services	—	—	7,371	(5,122)	2,249
Cost of programming distribution services	5,331	—	—	—	5,331
Selling and administrative expenses	15,125	41	10,433	(8,706)	16,893
Depreciation and amortization	46,804	—	853	—	47,657
Restructuring expenses	3,324	—	—	—	3,324

	83,653	41	22,950	(18,306)	88,338

Operating (loss) income	34,124	(41)	2,618	—	36,701

Interest expense, net and other	(42,031)	13	38	(1,236)	(43,216)

(Loss) income before income tax	(7,907)	(28)	2,656	(1,236)	(6,515)

Income tax expense	12,247	—	986	—	13,233

Net (loss) income	(20,154)	(28)	1,670	(1,236)	(19,748)

Less: Net income attributable to noncontrolling interest	—	—	—	406	406

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(20,154)	$(28)	$1,670	$(1,642)	$(20,154)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the period from May 26, 2011 through December 31, 2011

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities	$33,386	$(3,806)	$2,774	$—	$32,354

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(150,537)	—	—	—	(150,537)
Acquisition of equipment	(1,393)	(47)	(187)	—	(1,627)

Net cash used in investing activities	(151,930)	(47)	(187)	—	(152,164)

Cash flows from financing activities:
Proceeds from equity issuance	90,000	—	—	—	90,000
Repayment of First Priority Old Notes	(238,237)	—	—	—	(238,237)
Deferred financing costs	(333)	—	—	—	(333)

Net cash used in financing activities	(148,570)	—	—	—	(148,570)

Cash and cash equivalents:
Net (decrease) increase for the period	(267,114)	(3,853)	2,587	—	(268,380)
Beginning of period	332,507	4,842	10,282	—	347,631

End of period	$65,393	$989	$12,869	$—	$79,251

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the period from January 1, 2011 through May 25, 2011

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities:	$43,598	$(35,570)	$106	$—	$8,134

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(42,333)	—	—	—	(42,333)
Acquisition of equipment	(511)	(57)	(67)	—	(635)

Net cash used in investing activities	(42,844)	(57)	(67)	—	(42,968)

Cash flows from financing activities:
Issuance of Senior Secured Notes	325,000	—	—	—	325,000
Deferred financing costs	(18,247)	—	—	—	(18,247)

Net cash provided by financing activities	306,753	—	—	—	306,753

Cash and cash equivalents:
Net (decrease) increase for the period	307,507	(35,627)	39	—	271,919
Beginning of period	25,000	40,469	10,243	—	75,712

End of period	$332,507	$4,842	$10,282	$—	$347,631

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2010

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities:	$38,341	$381	$2,288	$—	$41,010

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(63,113)	—	—	—	(63,113)
Acquisition of equipment	(3,999)	—	(579)	—	(4,578)

Net cash used in investing activities	(67,112)	—	(579)	—	(67,691)

Cash and cash equivalents:
Net (decrease) increase for the year	(28,771)	381	1,709	—	(26,681)
Beginning of year	53,771	40,088	8,534	—	102,393

End of year	$25,000	$40,469	$10,243	$—	$75,712

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2009

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities:	$43,257	$(12)	$2,749	$—	$45,994

Cash flows from investing activities:
Investment in shares of subsidiaries	(100)	—	—	100	—
Acquisition of equipment	(1,131)	—	(677)	—	(1,808)

Net cash used in investing activities	(1,231)	—	(677)	100	(1,808)

Cash flows from financing activities:
Issuance of common stock	—	100	—	(100)	—

Net cash used in financing activities	—	100	—	(100)	—

Cash and cash equivalents:
Net increase for the year	42,026	88	2,072	—	44,186
Beginning of year	11,745	40,000	6,462	—	58,207

End of year	$53,771	$40,088	$8,534	$—	$102,393